Commitments and contingencies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating Leased Assets [Line Items]
Operating lease expense	$ 750,656	$ 781,710	$ 831,450
Office premises [Member]
Operating Leased Assets [Line Items]
Operating lease expense	668,676	700,402	726,893
Residential apartments for employees [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 81,980	$ 81,308	$ 104,557